Income tax (Tables)	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Components of Income Tax for Period (Income) / Charge

	Note	2024	2023	2022

Current tax

Current year		(19)	(4)	6

Adjustments to prior years		20	9	3

Total current tax		1	5	9

Deferred tax	34

(Origination) / reversal of temporary differences		31	247	(43)

Changes in tax rates / bases		-	(1)	(5)

Changes in deferred tax assets as a result of recognition / write off of previously not recognized / recognized tax losses, tax credits and deductible temporary differences		-	(9)	(8)

Non-recognition of deferred tax assets		13	(61)	(9)

Adjustments to prior years		(29)	27	(16)

Total deferred tax		15	204	(80)

Income tax for the period income / (charge)		16	209	(71)

Summary of Reconciliation Between Standard and Effective Income Tax

Reconciliation between standard and effective income tax:	2024	2023	2022

Result before tax	660	(391)	827

Income tax calculated using weighted average applicable statutory tax rates	(119)	94	(188)

Differences due to the effects of:

Non-taxable income	44	39	103

Non-tax-deductible expenses	(12)	(12)	(15)

Changes in tax rate/base	-	(1)	(24)

Different tax rates on overseas earnings	(4)	(3)	(3)

Tax credits	41	34	43

Other taxes	(9)	-	17

Adjustments to prior years	(9)	36	(12)

Changes in deferred tax assets as a result of recognition / write off of previously not recognized / recognized tax losses, tax credits and deductible temporary differences	1	(9)	(8)

Non-recognition of deferred tax assets	(28)	(20)	(9)

Tax effect of profit / (losses) from joint ventures and associates	110	47	19

Other	1	3	7

Total differences	135	115	118

Income tax for the period income / (charge)	16	209	(71)

Summary of Income Tax Related to Components of Other Comprehensive Income
The following tables present income tax related to components of other comprehensive income and retained earnings.

	2024	2023	2022

Items that will not be reclassified to profit and loss:

Remeasurements of defined benefit plans	1	17	(249)

Total items that will not be reclassified to profit and loss	1	17	(249)

Items that may be reclassified subsequently to profit and loss:

Unrealized (Gains) / losses on revaluation of FVOCI investments	237	(487)	3,499

Revaluation reserve - Insurance contracts	(530)	397	(4,211)

Revaluation reserve - Reinsurance contracts	177	(126)	1,243

Changes in cash flow hedging reserve	45	42	42

Movement in foreign currency translation and net foreign investment hedging reserve	7	3	(12)

Total items that may be reclassified subsequently to profit and loss	(64)	(171)	561

Total income tax related to components of other comprehensive income	(63)	(154)	312

Summary of Income Tax Recognized Directly in Retained Earnings

	2024	2023	2022

Income tax related to equity instruments and other

Income tax related to equity instruments	(8)	17	2

Other	7	1	1

Total income tax recognized directly in retained earnings	(1)	18	3

Aegon Ltd. [member]
Statement [LineItems]
Components of Income Tax for Period (Income) / Charge

	2024	2023

Current tax

Current tax	19	19

Income tax for the period (result) / charge	19	19

Reconciliation between standard and effective tax

Result before tax	(137)	(133)

Tax on result at Dutch corporate result tax rate	35	34

Differences due to the effect of:

Prior year adjustments	1	(2)

Non-tax-deductible expenses	(7)	(14)

Non-recognition of deferred tax assets	(11)	-

Total	19	19